Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,250,207	$ 1,528,626
Less: accumulated depreciation and amortization	(786,051)	(872,983)
Property, plant and equipment, net	464,156	665,643
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	663,424	505,423
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	85,565	258,420
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	84,126	375,991
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 417,092	$ 388,792